Financial Liabilities	12 Months Ended
Dec. 31, 2013
Financial Liabilities

10. Financial Liabilities

Financial liabilities consist of (in thousands):

	December 31, 2013	December 31, 2012
Current liabilities:
Secured note	$2,971	$2,404
Acquisition debt note	—	418
Bank line of credit	—	20
Total current liabilities	$2,971	$2,842
Non-current liabilities:
Secured note	$3,051	$6,167
Total non-current liabilities	$3,051	$6,167
Total	$6,022	$9,009

Secured Debt Facility

On October 30, 2012, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Hercules Technology Growth Capital, Inc. (the “Lender”). The Loan Agreement provides for a term loan in aggregate principal amount of up to $10.0 million (“Maximum Term Loan Amount”) with an initial drawdown of $7.5 million and, provided certain financial and other requirements are met, an additional $10.0 million in loan advances, all upon the terms and conditions set forth in the Loan Agreement. The initial drawdown of $7.5 million is reflected in the Secured Term Promissory Note dated October 30, 2012 (the “Secured Note”). The obligations of the Company under the Loan Agreement and the Secured Note are secured by substantially all assets of the Company (“Collateral”). The Company received net proceeds of $6.9 million after incurring $0.6 million in issuance costs related to the Secured Note. The issuance costs are amortized into interest expense in accordance with ASC Topic 835-30, Imputation of Interest (“ASC 835-30”) over the term of the loan agreement. Amongst other commitments, the Loan Agreement requires the Company to maintain a certain amount of revenue, EBITDA, and current ratio on a consolidated basis (“covenants”). If any covenants are not met, the violation may constitute an event of default. Upon the occurrence and during the continuance of an event of default, the Lender may, at its option, do any of the following, including: accelerate and demand payment of all or any part of the secured obligations together with a prepayment charge, declare all obligations immediately due and payable, and release, hold, sell, lease, liquidate, collect, realize upon, or otherwise dispose of all or any part of the collateral and the right to occupy, utilize, process and commingle the Collateral. The agreement also provides for definitions and construction of the Loan Agreement, terms of payment, conditions of loans, creation of security interest, representations and warranties, affirmative and negative covenants, events of default, and the Lender’s rights and remedies. In addition, under the terms of the Loan Agreement, the Company and its subsidiaries are restricted in their ability to declare or pay cash dividends or to make cash distributions, except that the Company’s subsidiaries may pay dividends and make distributions to the Company. The Loan Agreement provides that, subject to the terms and conditions contained therein (including compliance with financial covenants), beginning October 1, 2013 and continuing until December 31, 2013, the Company may request an additional advance in an aggregate amount up to $2.5 million, however the Company did not request this additional advance amount. After full drawdown of the $10.0 million term loan, the Company had the opportunity to secure additional advances up to a further $10.0 million subject to compliance with certain conditions and covenants as set out in the Loan Agreement or as may be otherwise required by the Lender, however this option is no longer available because the Company did not draw the full amount which was the pre-requisite for this additional drawdown. The Secured Debt Note matures on November 1, 2015 and bears interest at a rate of the greater of (i) the prime rate plus 7.75% and (ii) 11.00%. Interest on the Secured Note is payable monthly beginning on November 1, 2012, and the principal balance is payable in 30 equal monthly installments beginning on May 1, 2013.

In connection with the initial advance, the Company paid a $150,000 facility charge to the Lender, of which 50% will be credited to the Company if all advances under the Loan Agreement are repaid on but not before maturity. The Company may prepay outstanding amounts under the Secured Note, subject to certain prepayment charges as set out in the Loan Agreement. The Company will also pay additional fees, consisting of end of term charge and success fee at the rate of 5% each of the maximum term loan amount, to the Lender in the aggregate of $1,000,000, payable in three equal annual installments beginning on October 30, 2013. The entire amount of these fees is immediately due and payable if the Company prepays all of its obligations under the Loan Agreement or if the Lender declares all obligations due and payable after an event of default thereunder. The Company recorded interest expense on the Secured Note of $1.5 million and $0.2 million during the year ended December 31, 2013 and 2012, respectively, in its consolidated statements of operations.

The Company initiated discussions with the Lender early in 2013 as it became apparent that certain of the covenant thresholds would prove difficult to maintain. The Company and the Lender entered into a first amendment to the Loan Agreement on March 5, 2013 that reduced the monthly EBITDA requirement for the period January 1, 2013 through May 31, 2013. As consideration for the first amendment, the Company paid cash of $76,268 in fees. The Company entered into a second amendment to the Loan Agreement on April 22, 2013 that changes the period for the measurement of EBITDA to occur on a quarterly, rather than monthly basis. As consideration for the second amendment, the Company paid cash of $114,397 in fees. The Company and the Lender entered into a third amendment to the Loan Agreement on August 7, 2013 that changed the terms for prepayment of the loan and changed the amount of minimum EBITDA for the second, third and fourth quarters of 2013. The third amendment permits the Company to prepay a portion of the outstanding Advances (in addition to allowing full prepayment of the Advances) by paying the applicable prepayment charge together with the pro-rated End of Term Charge (as defined in the original agreement). In addition, the Lender also added a financial covenant for the Company to raise $6,000,000 in equity financing between July 1, 2013 and August 31, 2013. As stated in Note 5, Stockholders’ Equity of Identive Group, Inc., the Company raised $7.1 million in a private placement on August 14, 2013. As of December 31, 2013, the Company was in compliance with all covenants.

As consideration for the third amendment, the Company paid cash of $106,000 in fees and issued warrants to purchase 992,084 shares of its common stock at an exercise price of $0.71 per share to Hercules on August 7, 2013. The warrants were issued in reliance upon the exemptions from the registration requirements under the Securities Act of 1933, as amended, in accordance with Section 4(a)(2) thereof. The term of the warrants is five years and contains usual and customary terms. The Company calculated the fair value of the warrants using the Black-Scholes option pricing model using the following assumptions: estimated volatility of 99.00%, risk-free interest rate of 1.38%, no dividend yield, and an expected life of five years. The fair value of the warrants is determined to be $0.5 million. The warrants are classified as equity in accordance with ASC 505 as the settlement of the warrants will be in shares and are within the control of the Company.

The considerations, both cash and equity, paid for the loan agreement amendments as mentioned above are recorded as discounts on secured note and reported in the balance sheet as an adjustment to the carrying amount of the secured debt liability and not presented as a deferred charge, pursuant to ASC 835-30. The loan agreement amendments fees are amortized into interest expense pursuant to ASC 835-30 over the remaining term of the loan agreement.

Acquisition Debt Note

In connection with its acquisition of FCI Smartag Pte. Ltd. (“Smartag”) in November 2010, the Company issued a debt note with a face value of $2.2 million to FCI Asia Pte. Ltd. The acquisition debt note was fully paid off in May 2013. The debt note carried an interest rate of 6% per year, compounded daily, and was payable within 30 months from the closing date. The Company recorded interest expense on the debt note of $7,000, $51,000and $134,000 during the years ended December 31, 2013, 2012 and 2011, respectively, in its consolidated statements of operations. As of December 31, 2012 $0.4 million was outstanding under the debt note, which is shown as a current liability on the consolidated balance sheets.

Other Obligations

In connection with its acquisition of payment solution, through its majority-owned subsidiary Bluehill ID AG the Company had acquired obligations for equipment financing liabilities, a bank loan and a revolving line of credit payable to a bank. As disclosed in Note 2, Discontinued Operations, the Company sold payment solution in December 2013 and all the financial liabilities were sold along with sale of the subsidiary, resulting in balances of zero as of December 31, 2013. The total of these financial liabilities was $4.5 million as of December 31, 2012 consisted of $1.6 million in short-term and $2.9 million in long-term liabilities.

The equipment financing liabilities in connection with its acquisition of payment solution were partially secured by payment solution’s systems installed in the stadiums to which they relate and will mature in 2014. Amounts outstanding under the equipment finance obligations accrued interest in the range of 8.6% to 18.6%, and interest was payable quarterly. payment solution was obligated to pay a quarterly sum of $0.2 million in principal and interest during 2012. The payments increased to $0.3 million per quarter in 2013, with a final payment of $0.8 million due in October 2014. The Company recorded interest expense on the equipment financing obligations of $0.3 million and $0.4 million during the years ended December 31, 2013 and 2012, respectively, which has been included within the results of discontinued operations in its consolidated statements of operations.

A bank loan with Kreditbank fuer Wiederaufbau, Germany (KFW) assumed in connection with the acquisition of payment solution was secured by some of payment solution’s tangible assets installed in the various stadiums and will mature in 2017. Amounts outstanding under the bank loan accrued interest at 11.15% and interest was payable quarterly. payment solution was obligated to pay a quarterly sum of $0.1 million in principal and interest over the life of the loan. The Company recorded interest expense on the bank loan of $0.2 million and $0.2 million during the years ended December 31, 2013 and 2012, respectively, which has been included within the results of discontinued operations in its consolidated statements of operations.

The total amount that can be advanced under the revolving line of credit related to the acquisition of payment solution was $0.1 million. The advances on the revolving line of credit accrued interest at a base rate of 6.25% up to 11.25%, payable quarterly. Any advances over the limit accrued interest at 15.95%. The revolving line of credit was ongoing with no specific end date. The Company recorded interest expense on the line of credit of $8,000 and $11,000 during the years ended December 31, 2013 and 2012, respectively, which has been included within the results of discontinued operations in its consolidated statements of operations.

In connection with its acquisition of Bluehill ID, the Company acquired an obligation for a mortgage loan and a related revolving line of credit payable to a bank. The mortgage loan and the revolving line of credit were related to Multicard Nederland BV, one of the 100%-owned subsidiaries of Bluehill ID, and were secured by the land and building to which they relate as well as total inventory, machinery, stock, products and raw materials of the subsidiary. As disclosed in above in Note 2, Discontinued Operations, the Company sold Multicard Nederland BV in December 2013 and all the loan liabilities were sold along with sale of the subsidiary, resulting in balances of zero as of December 31, 2013. Amounts outstanding under the mortgage loan accrued interest at 5.50%, and interest was payable monthly. The maturity of the mortgage loan was 2026. The Company was obligated to pay a monthly amount of $4,800 over the life of the mortgage loan towards the principal amount in addition to monthly interest payments. The total amount that could have been advanced under the line of credit was  $0.3 million. The advances on the revolving line of credit accrued interest at a base rate determined by the bank plus 2%, payable quarterly. Any advances over the limit accrued interest at 10.75%. The revolving line of credit was ongoing with no specific end date. The Company recorded interest expense of $55,000, $55,000 and $84,000 during the years ended December 30, 2013, 2012 and 2011 respectively, which has been included within the results of discontinued operations in its consolidated statements of operations.

The following table summarizes the Company’s financial obligations for the next five years as of December 31, 2013:

(in thousands)	2014	2015	2016	2017	2018	Thereafter	Total
Secured note	$3,319	$3,341	$—	$—	$—	$—	$6,660